INVENTORIES	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 3:-	INVENTORIES

a.	Inventories are comprised of the following:

	December 31,
	2025	2024

Raw materials, parts and supplies	$16,214	$16,291
Work in progress and assembled raw materials	11,894	10,335
Finished products	17,322	12,264

	$45,430	$38,890

b.	Inventory net write-offs amounted to $3,124, $2,612 and $3,674 for the years ended December 31, 2025, 2024 and 2023, respectively.